12. INCOME TAXES: Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details
Current Federal Tax Expense (Benefit)	$ 3,024,953	$ 3,207,966	$ 2,689,220
Current State and Local Tax Expense (Benefit)	205,779	126,466	0
Current Income Tax Expense (Benefit)	3,230,732	3,334,432	2,689,220
Deferred Federal Income Tax Expense (Benefit)	156,075	444,780	522,773
Other Income Tax Expense (Benefit), Continuing Operations	$ 3,386,807	$ 3,779,212	$ 3,211,993